ACCRUED LIABILITIES (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
NOTE 9.	ACCRUED LIABILITIES

Accrued liabilities consisted of the following at March 31, 2015 and December 31, 2014:

Accrued Liabilities	March 31, 2015	December 31, 2014
Accrued taxes – payroll	$106,299	$106,299
Accrued compensation/benefits	123,887	96,795
Accrued insurance payable	26,270	69,815
Accrued property taxes	3,000	---
Product rebates/returns	5	13
Other	---	279
Total accrued liabilities	$259,461	$273,201

NOTE 10.	ACCRUED LIABILITIES

Accrued liabilities consisted of the following at December 31:

Accrued Liabilities	2014	2013
Accrued taxes – payroll	$106,299	$106,299
Accrued compensation/benefits	96,795	148,683
Accrued insurance payable	69,815	60,113
Product rebates/returns	13	32
Other	279	836
Total accrued liabilities	$273,201	$315,963